Deferred Taxes - Effects of Deferred Tax on Components of Other Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amount Before Income Tax
Available-for-sale financial assets	$ (15)	$ 8	$ 18
Cash flow hedge	(138,850,000)	97,309,516	86,959,338
Foreign currency translation	(5,522,334)	(3,690,798)	(139,529,128)
Investments accounted for using the equity method			(11,904,709)
Actuarial income on defined-benefit pension plans	(325,252)	251,976	(1,757,402)
Total other comprehensive loss, before income (loss) taxes	(144,697,601)	93,870,702	(66,231,883)
Income Tax Expense (Benefit)
Available-for-sale financial assets	4	(2)	(5)
Cash flow hedge	37,616,791	(26,139,149)	(20,924,809)
Actuarial income on defined-benefit pension plans	87,818	(68,034)	474,498
Aggregated income tax relating to components of other comprehensive income	37,704,613	(26,207,185)	(20,450,316)
Amount After Income Tax
Available-for-sale financial assets	(11)	6	13
Cash flow hedge	(101,233,209)	71,170,367	66,034,529
Foreign currency translation	(5,522,334)	(3,690,798)	(139,529,128)
Investments accounted for using the equity method			(11,904,709)
Actuarial income on defined-benefit pension plans	(237,434)	183,942	(1,282,904)
Total other comprehensive (loss) income	$ (106,992,988)	$ 67,663,517	$ (86,682,199)